UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |X|; Amendment Number:    1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159


Signature, Place and Date of Signing:

/s/ Gregory L. Florio         New York, New York             February 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $81,315
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number   Name

1         28-10683               Marathon Global Convertible Master Fund, Ltd.

2         28-11614               Marathon Special Opportunity Master Fund, Ltd.

3         28-XXXXX               Marathon Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2   COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE                    VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP        (x1000)   PRN AMT   PRN CALL   DISCRETION     MANAGERS  SOLE  SHARED    NONE
--------------                --------    -----        -------   -------   --- ----   ----------     --------  ----  ------    ----
FLAGSTONE REINSURANCE HLDGS   SHS         G3529T105    81,315    5,850,000 SHS        SHARED-DEFINED 2         0     5,850,000 0






SK 02337 0009 856506